Note 11 - Restatement	9 Months Ended
Jan. 31, 2016
Accounting Changes and Error Corrections [Abstract]
11 - Restatement

Note 11- Restatement

The Company restated its financial statements for the nine months ended January 31, 2015, to correct certain accounting errors related to revenue recognition. The table below summarizes the impact of the restatement described above on financial information previously reported on the Company’s Forms 10-Q for the period ended January 31, 2015:

	Original	Adjustments	As Restated

Balance Sheet at January 31, 2015:

Investments	$475,000	$(460,000)	$15,000
Deferred revenue	309,375	(306,808)	2,567

Income Statement for Three Months Ended 1/31/15:

Revenues	182,845	(133,192)	49,653
Net loss	(321,044)	(133,192)	(454,236)
Earnings per share	0.00	0.00	0.00
Earnings per share – diluted	0.00	0.00	0.00

Income Statement for Nine Months Ended 1/31/15:

Revenues	239,289	(153,192)	86,097
Net loss	(35,116)	(153,192)	(188,308)
Earnings per share	0.00	0.00	0.00
Earnings per share – diluted	0.00	0.00	0.00

Cash Flow Statement for Nine Months Ended 1/31/16:

Net loss	(35,116)	(153,192)	(188,308)
Non-cash revenue	(183,333)	168,333	(15,000)
Deferred revenue	(4,309)	(15,141)	(19,450)